RELATED PARTIES - TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Directors [Member]
Related Party Transaction [Line Items]
Amount of transaction	$ 30,000	$ 30,000
Subsidiary Consulting Agreement [Member]
Related Party Transaction [Line Items]
Written notice requirement	60 days
Monthly fee	12,512
JV Agreement [Member]
Related Party Transaction [Line Items]
Amount of transaction	36,000
Monthly fee	$ 869